PROPERTY AND EQUIPMENT, NET (Details Narrative) - JPY (¥) ¥ in Thousands	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Property, Plant, and Equipment [Abstract]
Loss on disposal of property and equipment			¥ 28
Depreciation expense	¥ 10,800	¥ 10,100	¥ 7,400